Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share	The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:
	For the years ended June 30,
	2023	2022	2021

Basic earnings per share calculation:
Numerator:
Net income attributable to common shares	$192,529	$4,455,428	$6,816,572
Denominator:
Weighted average common shares outstanding	23,153,976	20,924,683	17,279,443
Basic earnings per share attributable to common shares	$0.01	$0.21	$0.39
Diluted earnings per share calculation:
Numerator:
Net income attributable to common shares for calculating diluted earnings per share	$192,529	$4,455,428	$6,816,572
Denominator:
Weighted average common shares outstanding	23,153,976	20,924,683	17,279,443
Weighted average common shares equivalents:
Effects of dilutive securities
Warrants	-	-	-
Share options	-	-	179,479
RSUs	-	132,380	110,518
Shares used in computing diluted earnings per share attributable to common shares	23,153,976	21,057,063	17,569,440
Diluted earnings per share attributable to common shares	$0.01	$0.21	$0.39